Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Costs and Expenses by nature

	Reclassified
	2018	2017	2016
Materials, third-party services, freight, rent and other related costs	(18,367)	(18,362)	(14,247)
Raw material and products for resale	(12,890)	(10,999)	(11,860)
Depreciation, depletion and amortization	(11,912)	(13,166)	(13,834)
Production taxes	(10,892)	(7,900)	(4,879)
Employee compensation	(8,383)	(8,605)	(9,432)
(Losses) /Gains on legal, administrative and arbitration proceedings	(2,283)	(861)	(1,087)
Agreement with US Authorities	(895)	-	-
Gains/(losses) with Commodities Derivatives	(416)	-	-
Unscheduled stoppages and pre-operating expenses	(1,282)	(1,598)	(1,859)
Other taxes (*)	(670)	(1,789)	(675)
Allowance for expected credit losses	(91)	(720)	(949)
Institutional relations and cultural projects	(178)	(208)	(228)
Exploration expenditures written off (includes dry wells and signature bonuses)	(87)	(279)	(1,281)
Health, safety and environment	(77)	(70)	(80)

Impairment (losses)/reversals	(2,005)	(1,191)	(6,193)
Provision for debt acknowledgments of suppliers with subcontractors	-	-	(105)
Provision for the class action agreement	-	(3,449)	-
Reclassification of cumulative translation adjustment	-	(37)	(1,457)
Gain on remeasurement of investment retained with loss of control	-	217	-
Amounts recovered from Lava Jato investigation	457	252	131
Equalization of expenses - AIP	(279)	-	-
Gains and losses on disposal/write-offs of assets (**)	419	1,498	293
Changes in inventories	1,981	(64)	(381)
Total	(67,850)	(67,331)	(68,123)
In the Statement of income
Cost of sales	(52,184)	(51,198)	(48,301)
Selling expenses	(3,827)	(3,614)	(2,869)
General and administrative expenses	(2,239)	(2,656)	(3,080)
Other taxes (*)	(670)	(1,789)	(675)
Exploration costs	(524)	(800)	(1,761)
Research and development expenses	(641)	(572)	(523)
Impairment	(2,005)	(1,191)	(6,193)
Other income and expenses	(5,760)	(5,511)	(4,721)
Total	(67,850)	(67,331)	(68,123)

(*) In 2017, it includes the impact of tax settlement programs in the amount of US$ 883.

(**) In 2018, it includes gains with divestments, as set out in note 10.1. In 2017, it includes returned areas and cancelled projects, as well as the divestment in NTS.